Securities	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification
:

(Canadian $ in millions)	January 31, 2024	October 31, 2023
Trading securities	138,034	123,718
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	6,596	6,730
FVTPL investment securities held by Insurance subsidiaries designated at fair value	11,451	10,003
Total FVTPL securities	18,047	16,733
Fair value through other comprehensive income (FVOCI) securities (1)	69,493	62,819
Amortized cost securities (2)	121,127	116,814
Investments in associates and joint ventures	1,507	1,461
Total	348,208	321,545

(1)	Amounts are net of ACL of $ 3 million ($3 million as at October 31, 2023).
(2)	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Amortized Cost Securities
The following table summarizes the carrying value and fair value for amortized cost debt securities:

(Canadian $ in millions)	January 31, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	4,374	4,373	4,908	4,905
Canadian provincial and municipal governments	4,532	4,536	4,613	4,605
U.S. federal government	55,970	51,268	56,878	51,063
U.S. states, municipalities and agencies	184	182	190	179
Other governments	909	904	948	779
NHA MBS, U.S. agency MBS and CMO (1)	45,001	41,143	47,590	41,134
Corporate debt	10,157	10,173	1,687	1,506
Total	121,127	112,579	116,814	104,171

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

 The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2024				October 31, 2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	25,767	69	150	25,686	20,579	14	493	20,100
Canadian provincial and municipal governments	5,329	32	83	5,278	5,281	2	228	5,055
U.S. federal government	7,048	106	147	7,007	6,245	-	365	5,880
U.S. states, municipalities and agencies	5,159	23	74	5,108	5,486	5	190	5,301
Other governments	6,439	21	26	6,434	7,064	13	108	6,969
NHA MBS, U.S. agency MBS and CMO	16,221	50	326	15,945	16,421	12	668	15,765
Corporate debt	3,882	24	44	3,862	3,676	3	90	3,589
Corporate equity	131	42	-	173	129	31	-	160
Total	69,976	367	850	69,493	64,881	80	2,142	62,819
 Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2024	January 31, 2023
FVOCI securities	947	479
Amortized cost securities	954	531
Total	1,901	1,010
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2024	January 31, 2023
FVTPL securities	7	62
FVOCI securities - net realized gains (1)	8	11
Impairment (loss) recovery	(2)	2
Securities gains, other than trading	13	75

(1)	Gains are net of (losses) on hedge contracts.
Interest and dividend income and gains on securities held in our Insurance business are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. These include:
•	Interest and dividend income of $127 million and $108 million for the three months ended January 31, 2024 and 2023, respectively. Interest income is calculated using the effective interest method;
•	Gains from securities designated as FVTPL of $907 million and $560 million for the three months ended January 31, 2024 and 2023, respectively; and
•	Realized gains from FVOCI securities of $nil million for the three months ended January 31, 2024 and 2023.